Events after the reporting period - Acquisition of Russian game development studios (Details) - Announcement of merger with Kismet Acquisition One Corp - Russian game development studios ₽ in Millions	Feb. 04, 2021 RUB (₽)
Disclosure of non-adjusting events after reporting period [line items]
Number of russian game development studios acquired	1,221
Purchase price	₽ 93